Debt (Tables)	12 Months Ended
Dec. 31, 2014
Debt
Schedule of carrying amount and fair value of long-term debt instruments

	December 31, 2013		December 31, 2014
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Revolving Credit Facility(1)	$ 675,717	$ 675,717	$ 883,428	$ 883,428
Term Loan(1)	—	—	249,375	249,375
71/4% GBP Senior Subordinated Notes due 2014 (the “71/4% Notes”)(2)(3)	247,808	248,117	—	—
63/4% Euro Senior Subordinated Notes due 2018 (the “63/4% Notes”)(2)(3)	350,272	355,071	308,616	309,634
73/4% Senior Subordinated Notes due 2019 (the “73/4% Notes”)(2)(3)	400,000	446,000	400,000	429,000
83/8% Senior Subordinated Notes due 2021 (the “83/8% Notes”)(2)(3)	411,518	444,470	106,030	110,500
61/8% CAD Senior Notes due 2021 (the “CAD Notes”)(2)(4)	187,960	187,960	172,420	175,437
61/8% GBP Senior Notes due 2022 (the “GBP Notes”)(2)(5)	—	—	622,960	639,282
6% Senior Notes due 2023 (the “6% Notes”)(2)(3)	600,000	614,820	600,000	625,500
53/4% Senior Subordinated Notes due 2024 (the “53/4% Notes”)(2)(3)	1,000,000	930,000	1,000,000	1,005,000
Real Estate Mortgages, Capital Leases and Other(6)	298,447	298,447	320,702	320,702
Total Long-term Debt	4,171,722		4,663,531
Less Current Portion	(52,583)		(52,095)
Long-term Debt, Net of Current Portion	$ 4,119,139		$ 4,611,436

(1)

The capital stock or other equity interests of most of our United States subsidiaries, and up to 66% of the capital stock or other equity interests of our first-tier foreign subsidiaries, are pledged to secure these debt instruments, together with all intercompany obligations (including promissory notes) of subsidiaries owed to us or to one of our United States subsidiary guarantors. In addition, Iron Mountain Canada Operations ULC (“Canada Company”) has pledged 66% of the capital stock of its subsidiaries, and all intercompany obligations (including promissory notes) owed to or held by it, to secure the Canadian dollar subfacility under the Revolving Credit Facility (defined below). The fair value (Level 3 of fair value hierarchy described at Note 2.s.) of these debt instruments approximates the carrying value (as borrowings under these debt instruments are based on current variable market interest rates (plus a margin that is subject to change based on our consolidated leverage ratio)), as of December 31, 2013 and 2014, respectively.

(2)	The fair values (Level 1 of fair value hierarchy described at Note 2.s.) of these debt instruments are based on quoted market prices for these notes on December 31, 2013 and 2014, respectively.

(3)

Collectively, the “Parent Notes.” IMI is the direct obligor on the Parent Notes, which are fully and unconditionally guaranteed, on a senior or senior subordinated basis, as the case may be, by substantially all of its direct and indirect 100% owned United States subsidiaries (the “Guarantors”). These guarantees are joint and several obligations of the Guarantors. Canada Company, Iron Mountain Europe PLC (“IME”) and the remainder of our subsidiaries do not guarantee the Parent Notes.

(4)

Canada Company is the direct obligor on the CAD Notes, which are fully and unconditionally guaranteed, on a senior basis, by IMI and the Guarantors. These guarantees are joint and several obligations of IMI and the Guarantors. See Note 5 to Notes to Consolidated Financial Statements.

(5)

IME is the direct obligor on the GBP Notes, which are fully and unconditionally guaranteed, on a senior basis, by IMI and the Guarantors. These guarantees are joint and several obligations of IMI and the Guarantors. See Note 5 to Notes to Consolidated Financial Statements.

(6)

Includes (a) real estate mortgages of $3,704 and $5,107 as of December 31, 2013 and 2014, respectively, which bear interest at approximately 4.5% and are payable in various installments through 2021, (b) capital lease obligations of $255,124 and $241,866 as of December 31, 2013 and 2014, respectively, which bear a weighted average interest rate of 5.8% at both December 31, 2013 and 2014, and (c) other various notes and other obligations, which were assumed by us as a result of certain acquisitions, of $39,619 and $73,729 as of December 31, 2013 and 2014, respectively, and bear a weighted average interest rate of 14.3% and 11.5% as of December 31, 2013 and 2014, respectively. We believe the fair value (Level 3 of fair value hierarchy described at Note 2.s.) of this debt approximates its carrying value.

Schedule of redemption dates and prices of the senior or senior subordinated notes

Redemption Date	63/4% Notes October 15,	73/4% Notes October 1,	83/8% Notes August 15,	CAD Notes August 15,	GBP Notes September 15,	6% Notes August 15,	53/4% Notes August 15,
2014	100.000%	—	104.188%	—	—	—	—
2015	100.000%	103.875%(1)	102.792%	—	—	—	—
2016	100.000%	101.938%	101.396%	—	—	—	—
2017	100.000%	100.000%	100.000%	103.063%(1)	104.594%(1)	—	102.875%(1)
2018	100.000%	100.000%	100.000%	101.531%	103.063%	103.000%(1)	101.917%
2019	—	100.000%	100.000%	100.000%	101.531%	102.000%	100.958%
2020	—	—	100.000%	100.000%	100.000%	101.000%	100.000%
2021	—	—	100.000%	100.000%	100.000%	100.000%	100.000%
2022	—	—	—	—	100.000%	100.000%	100.000%
2023	—	—	—	—	—	100.000%	100.000%
2024	—	—	—	—	—	—	100.000%

(1)	Prior to this date, the relevant notes are redeemable, at our option, in whole or in part, at a specified make-whole price.

Schedule of maturities of long-term debt

Year	Amount
2015	$ 52,095
2016	1,178,272
2017	72,629
2018	340,823
2019	422,803
Thereafter	2,598,147
4,664,769
Net Premiums (Discounts)	(1,238)
Total Long-term Debt (including current portion)	$ 4,663,531